OTHER REQUIRED DISCLOSURES (Statement of comprehensive income) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Disclosure of analysis of other comprehensive income by item [line items]
Other comprehensive income, net of tax, change in value of foreign currency basis spreads	$ (3,877,863)	$ (3,768,944)
(Decrease) / Increase on change in value of currency translation adjustment	(40,481)	(108,919)
Reclassification of currency translation adjustment to income statement	0	0
Other comprehensive income, net of tax, change in value of foreign currency basis spreads	(3,918,344)	(3,877,863)
Cash flow hedges
Disclosure of analysis of other comprehensive income by item [line items]
Other comprehensive income, before tax, cash flow hedges, beginning balance	(338)	(72)
Gains (losses) on cash flow hedges, before tax	0	(454)
Reclassification adjustments on cash flow hedges, before tax	278	188
Other comprehensive income, before tax, cash flow hedges, ending balance	(60)	(338)
Accumulated other comprehensive income, tax, beginning balance	103	23
Gains (losses) on cash flow hedges, tax	0	136
Reclassification adjustments on exchange differences on translation, tax	(83)	(56)
Accumulated other comprehensive income, tax, ending balance	20	103
Other comprehensive income, net of tax, cash flow hedges, beginning balance	(235)	(49)
Gains (losses) on cash flow hedges, net of tax	0	(318)
Reclassification adjustments on cash flow hedges, net of tax	195	132
Other comprehensive income, net of tax, cash flow hedges, ending balance	$ (40)	$ (235)